Own Work Capitalized - Summary of Detailed Information About Own Work Capitalized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Own Work Capitalized [Abstract]
Cost of materials	€ 1,995	€ 4,073	€ 2,089
Personnel expenses	1,906	3,921	2,551
Depreciation and Amortization	287	802	494
Other operating expenses	427	579	277
Total	€ 4,615	€ 9,375	€ 5,411